Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Changes in the RSUs

A summary of the changes in the RSUs relating to Ordinary Shares granted by the Company during the years ended June 30, 2025 and 2024 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2023	—	$—
Granted	—	—
Vested	—	—
Awarded and unvested as of June 30, 2024	—	—
Granted	110,000	6.46
Vested	(110,000)	(6.46)
Awarded and unvested as of June 30, 2025	—	$—

Schedule of Share Option Activities

The following table summarized the share option activities for the years ended June 30, 2025 and 2024:

	Number of share options	Weighted average grant date fair value	Weighted average remaining contract life (in years)
Share options outstanding as of July 1, 2023	—	$—	—
Granted	—	—	—
Exercised	—	—	—
Share options outstanding as of June 30, 2024	—	—	—
Granted	1,250,000	2.32	8.39
Exercised	(40,000)	2.27	—
Share options outstanding as of June 30, 2025	1,210,000	$2.32	7.42
Vested and exercisable as of June 30, 2025	1,210,000	$2.32	7.42

Schedule of Fair value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s share options at their measurement date:

As of August 1, 2024
Volatility	54.36% - 69.03%
Stock price ($)	4.77
Time to maturity (in year)	3.11 - 10
Risk free rate	3.93% - 3.98%
Dividend yield	0.00%